Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt	The scheduled maturities for long-term debt over the next five years and thereafter are as follows:

(in thousands)
2014-2018	$—
Thereafter	15,800
Total	$15,800